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                      VANGUARD(R) WELLESLEY(R) INCOME FUND
               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 31, 2002

Under More on the Fund--Market Exposure, the table "How Interest Rate Changes Affect the Value of a $1,000 Bond" is deleted and replaced with the following:

-----------------------------------------------------------------------------------------------------------
                                 HOW INTEREST RATE CHANGES AFFECT THE
                                        VALUE OF A $1,000 BOND*
-----------------------------------------------------------------------------------------------------------
                                        AFTER A 1%        AFTER A 1%       AFTER A 2%        AFTER A 2%
TYPE OF BOND (MATURITY)                  INCREASE          DECREASE         INCREASE          DECREASE
-----------------------------------------------------------------------------------------------------------
Short-Term (2.5 year)                      $978             $1,023            $956             $1,046
Intermediate-Term (10 years)                932              1,074             870              1,156
Long-Term (20 years)                        901              1,116             816              1,251
-----------------------------------------------------------------------------------------------------------
*Assuming a 7% yield.
-----------------------------------------------------------------------------------------------------------




































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